UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

September 30, 2009

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  November 13, 2009


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	89
Form 13F Information Table Value Total:	$202,662

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III









            FORM 13F










 AS OF SEPTEMBER 30, 2009





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison
III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a)
Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ALLIANT TECHSYSTEMS INC CMN
Common
018804104
         5,555,376
             71,360
X


Walter Harrison
X


ALTISOURCE PORTFOLIO SOL S.A. CMN
Common
L0175J104
            316,409
             21,912
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
         2,058,052
           115,556
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL) CMN
Common
030145205
            828,422
           468,035
X


Walter Harrison
X


ANALOG DEVICES, INC. CMN
Common
032654105
         2,413,250
             87,500
X


Walter Harrison
X


ANTHRACITE CAPITAL INC CMN
Common
037023108
            276,003
           262,860
X


Walter Harrison
X


APPLE, INC. CMN
Common
037833100
         1,297,450
                7,000
X


Walter Harrison
X


AUTONATION, INC. CMN
Common
05329W102

            904,000

             50,000
X


Walter Harrison
X


AVON PRODUCTS INC. CMN
Common
054303102
         1,358,400
             40,000
X


Walter Harrison
X


BANK OF AMERICA CORP CMN
Common
060505104
            896,185
             52,966
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100
         4,150,440
           143,168
X


Walter Harrison
X


BARRICK GOLD CORPORATION CMN
Common
067901108
         1,023,300
             27,000
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103
              19,099
             34,725
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103
         2,185,875
           112,500
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS A
Common
111320107
         1,675,674
             54,600
X


Walter Harrison
X


BROCADE COMMUNICATIONS SYSTEMS*, INC. CMN
Common
111621306
            589,500
             75,000
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
         2,770,458
             77,800
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         3,427,955
           155,887
X


Walter Harrison



CANADIAN NATURAL RESOURCES CMN
Common
136385101
            470,330
                7,000
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
         1,700,355
             47,589
X


Walter Harrison
X


CHESAPEAKE ENERGY CORPORATION CMN
Common
165167107
            710,000
             25,000
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
      13,922,008
           321,376
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         8,801,606
           373,900
X


Walter Harrison
X


CNX GAS CORP. CMN
Common
12618H309
            429,800
             14,000
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
      10,143,763
           283,821
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         2,517,914
           157,962
X


Walter Harrison
X


DECKERS OUTDOORS CORP CMN
Common
243537107
         2,443,680
             28,800
X


Walter Harrison
X


DOW CHEMICAL CO CMN
Common
260543103
         2,607,000
           100,000
X


Walter Harrison
X


E*TRADE FINANCIAL CORPORATION CMN
Common
269246104
            350,000
           200,000
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         6,936,984
           407,100
X


Walter Harrison
X


ENCANA CORPORATION CMN
Common
292505104
            449,358
                7,800
X


Walter Harrison
X


EOG RESOURCES INC CMN
Common
26875P101
            668,080
                8,000
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         6,428,410
             73,300
X


Walter Harrison
X


EXCO RESOURCES INC CMN
Common
269279402
            538,272
             28,800
X


Walter Harrison
X


FIFTH STREET FINANCE CORP. CMN
Common
31678A103
            218,600
             20,000
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
         2,037,588
           152,400
X


Walter Harrison
X


GENERAL ELECTRIC CO CMN
Common
369604103
         2,988,440
           182,000
X


Walter Harrison
X


GILEAD SCIENCES CMN
Common
375558103
            953,250
             20,500
X


Walter Harrison
X


GOLD RESOURCE CORP CMN
Common
38068T105
            451,327
             61,405
X


Walter Harrison
X


GOLDCORP INC CMN
Common
380956409
         1,445,246
             35,800
X


Walter Harrison
X


HALLIBURTON COMPANY CMN
Common
406216101
         1,817,040
             67,000
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
         1,462,964
           968,850
X


Walter Harrison
X


HOME DEPOT, INC
Common
437076102
         3,255,408
           122,200
X


Walter Harrison
X


JPMORGAN CHASE & CO CMN
Common
46625H100
         3,098,074
             70,700
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
            728,112
           157,600
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
         3,439,951
           130,946
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
            875,001
           260,417
X


Walter Harrison
X


LEAP WIRELESS INTL INC CMN
Common
521863308
         1,593,325
             81,500
X


Walter Harrison
X


LOCKHEED MARTIN CORPORATION CMN
Common
539830109
         2,537,600
             32,500
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
         1,469,955
           149,234
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
         2,510,100
             90,000
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS, INC
Common
57772K101
         2,155,032
           118,800
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
            796,952
           102,700
X


Walter Harrison
X


MCDERMOTT INTL CMN
Common
580037109
         1,814,386
             71,800
X


Walter Harrison
X


METROPCS COMMUNICATIONS, INC. CMN
Common
591708102
         2,223,000
           237,500
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         5,820,408
             64,250
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         2,447,258
             95,150
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
         1,058,189
             92,661
X


Walter Harrison
X


NII HOLDINGS, INC. 3.125% 06/15/2012 CONV DJ
Convertible Bond
62913FAJ1
         1,765,000
        2,000,000
X


Walter Harrison



NOBLE ENERGY INC CMN
Common
655044105
            428,740
                6,500
X


Walter Harrison
X


PENSKE AUTOMOTIVE GROUP, INC. 3.5% 04/01/2026 CONV OA
Convertible Bond
909440AH2
         2,159,400
        2,000,000
X


Walter Harrison



PHILLIP MORRIS INTL INC
Common
718172109
         5,130,177
           105,256
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         1,860,930
             55,800
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         3,167,318
           288,200
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103
         2,204,020
             49,000
X


Walter Harrison
X


QUANTA SERVICES INC CMN
Common
74762E102
         1,611,064
             72,800
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
         2,366,725
           223,698
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
            547,583
           365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         4,747,247
           306,274
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                4,473
                     51
X


Walter Harrison
X


SCHERING-PLOUGH CORP CMN
Common
806605101
         2,353,225
             83,300
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102
         1,248,670
             89,000
X


Walter Harrison
X


SHAW GROUP INC CMN
Common
820280105
         1,386,288
             43,200
X


Walter Harrison
X


SPDR GOLD TRUST ETF
Common
78463V107
         1,383,900
             14,000
X


Walter Harrison
X


TARGET CORPORATION CMN
Common
87612E106
         1,633,800
             35,000
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106
              52,917
             11,259
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         9,114,148
           180,264
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317303
         2,014,600
             70,000
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         5,838,391
           267,081
X


Walter Harrison
X


ULTRA PETROLEUM CORP CMN
Common
903914109
            587,520
             12,000
X


Walter Harrison
X


UNITED STATES OIL FUND LP ETF
Common
91232N108
            904,750
             25,000
X


Walter Harrison
X


UNITED STATES STEEL CORPORATIO*N CMN
Common
912909108
         2,129,760
             48,000
X


Walter Harrison
X


VALASSIS COMMUNICATIONS INC CMN
Common
918866104
            894,000
             50,000
X


Walter Harrison
X


VISA INC.
Common
92826C839
         1,326,912
             19,200
X


Walter Harrison
X


WELLPOINT, INC. CMN
Common
94973V107
         2,131,200
             45,000
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         3,355,358
           118,900
X


Walter Harrison
X


WPT ENTERPRISES, INC. CMN
Common
98211W108
            120,363
           122,819
X


Walter Harrison
X


WTS/DIME BANCORP INC 0.0000 EXP01/01/2059 LITIGATION
TRACKING
Common
25429Q110
                5,710
           190,339
X


Walter Harrison
X


WYNN RESORTS, LIMITED CMN
Common
983134107
         2,126,700
             30,000
X


Walter Harrison
X

